Debt - Notes (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 20, 2019	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Debt Instrument [Line Items]
Proceeds from issuance of members' interests		$ 20,000,000		$ 20,000,000	$ 20,000,000
Current tax liability associated with recapitalization			$ 5,870,000		5,870,000
New Promissory Note
Debt Instrument [Line Items]
Face amount					$ 0
New Promissory Note | Period starting on the closing date and ending on the seventh anniversary
Debt Instrument [Line Items]
Debt Interest rate	12.00%		12.00%
Interest rate payable in cash	6.00%		6.00%
Interest rate payable in kind	6.00%		6.00%
New Promissory Note | Period starting on the day after the seventh anniversary of the closing date and ending on the maturity date
Debt Instrument [Line Items]
Debt Interest rate	15.00%
New Promissory Note | Period Starting On Closing Date And Ending On Third Anniversary [Member]
Debt Instrument [Line Items]
Make-whole premium, as a percent			10.00%		10.00%
New Promissory Note | Period Starting On Third Anniversary And Ending Prior To Fourth Anniversary [Member]
Debt Instrument [Line Items]
Make-whole premium, as a percent			5.00%		5.00%
New Promissory Note | Minimum | Period starting on the day after the seventh anniversary of the closing date and ending on the maturity date
Debt Instrument [Line Items]
Debt Interest rate			15.00%
New Promissory Note | Twelve-month LIBOR
Debt Instrument [Line Items]
Rate margin	12.00%
New Promissory Note | Twelve-month LIBOR | Minimum | Period starting on the day after the seventh anniversary of the closing date and ending on the maturity date
Debt Instrument [Line Items]
Rate margin			12.00%
Promissory Note With Investor [Member]
Debt Instrument [Line Items]
Face amount	$ 100,000,000	100,000,000		100,000,000
Promissory Note From Members Interest [Member]
Debt Instrument [Line Items]
Face amount		$ 43,500,000		$ 43,500,000